UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                              The Sirach Portfolios
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                     DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                                   SIRACH SPECIAL EQUITY PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.5%
-------------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
AUTO & TRANSPORTATION -- 0.8%
MISCELLANEOUS BUSINESS SERVICES -- 0.8%
    Aviall*                                                           10,200      $   204,510
                                                                                  -----------
    Total Auto & Transportation                                                       204,510
                                                                                  -----------
CONSUMER DISCRETIONARY -- 21.0%
ADVERTISING AGENCIES -- 1.1%
    Advo                                                               9,800          303,702
                                                                                  -----------
CONSUMER ELECTRONICS -- 1.0%
    Activision*                                                       18,500          271,025
                                                                                  -----------
CONSUMER PRODUCTS -- 2.2%
    RC2*                                                               7,400          232,360
    Yankee Candle*                                                    12,300          356,946
                                                                                  -----------
                                                                                      589,306
                                                                                  -----------
COSMETICS -- 1.5%
    Nu Skin Enterprises, Cl A                                         14,900          406,919
                                                                                  -----------
RENT & LEASING SERVICES - CONSUMER -- 2.1%
    Aaron Rents                                                       18,000          578,160
                                                                                  -----------
RESTAURANTS -- 2.6%
    Applebees International                                           12,350          329,004
    Sonic*                                                            16,400          377,200
                                                                                  -----------
                                                                                      706,204
                                                                                  -----------
RETAIL -- 8.4%
    Aeropostale*                                                      10,950          333,756
    American Eagle Outfitters*                                         9,000          294,930
    Bebe Stores*                                                      11,450          222,473
    Charlotte Russe Holding*                                          14,100          289,614
    Claire's Stores                                                   21,000          484,050
    Guitar Center*                                                     9,200          413,540
    Nautilus Group                                                    13,500          250,020
                                                                                  -----------
                                                                                    2,288,383
                                                                                  -----------
SERVICES - COMMERCIAL -- 1.2%
    Korn/Ferry International*                                         19,000          338,770
                                                                                  -----------
SHOES -- 0.9%
    Wolverine World Wide                                              10,400          243,152
                                                                                  -----------
    Total Consumer Discretionary                                                    5,725,621
                                                                                  -----------


                                       1

THE ADVISORS' INNER CIRCLE FUND                                   SIRACH SPECIAL EQUITY PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
CONSUMER STAPLES -- 0.9%
FOODS -- 0.9%
    Flowers Foods                                                      9,700      $   253,170
                                                                                  -----------
    Total Consumer Staples                                                            253,170
                                                                                  -----------
FINANCIAL SERVICES -- 15.8%
BANKS - OUTSIDE NEW YORK CITY -- 9.3%
    Colonial BancGroup                                                12,900          248,841
    East-West Bancorp                                                 15,200          512,544
    R & G Financial, Cl B                                             16,050          563,034
    Silicon Valley Bancshares*                                        10,300          377,083
    UCBH Holdings                                                      8,600          336,174
    Wintrust Financial                                                 9,700          514,391
                                                                                  -----------
                                                                                    2,552,067
                                                                                  -----------
FINANCE DATA PROCESS SERVICES -- 1.3%
    Global Payments                                                    7,600          346,940
                                                                                  -----------
FINANCIAL MISCELLANEOUS -- 3.5%
    NCO Group*                                                        16,100          402,017
    New Century Financial                                              6,350          298,768
    PDI*                                                               8,900          253,739
                                                                                  -----------
                                                                                      954,524
                                                                                  -----------
INSURANCE - MULTI-LINE -- 1.7%
    Selective Insurance Group                                          6,700          241,267
    UICI*                                                              9,500          227,240
                                                                                  -----------
                                                                                      468,507
                                                                                  -----------
    Total Financial Services                                                        4,322,038
                                                                                  -----------
HEALTH CARE -- 19.5%
BIOTECHNOLOGY RESEARCH & PRODUCTS -- 2.5%
    Idexx Laboratories*                                                6,700          337,613
    Zymogenetics*                                                     21,400          347,108
                                                                                  -----------
                                                                                      684,721
                                                                                  -----------
DRUGS & PHARMACEUTICALS -- 0.9%
    Chattem*                                                           8,600          247,766
                                                                                  -----------
HEALTH CARE FACILITIES -- 4.7%
    LCA-Vision*                                                       18,200          474,838
    LifePoint Hospitals*                                               9,600          320,736
    United Surgical Partners International*                           14,100          496,884
                                                                                  -----------
                                                                                    1,292,458
                                                                                  -----------
HEALTH CARE MANAGMENT SERVICES -- 1.1%
    Centene*                                                           7,700          300,300
                                                                                  -----------


                                       2


THE ADVISORS' INNER CIRCLE FUND                                   SIRACH SPECIAL EQUITY PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
HEALTH CARE SERVICES -- 0.7%
    Accredo Health*                                                    5,700      $   184,680
                                                                                  -----------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 6.0%
    Gen-Probe*                                                         5,200          194,584
    Intuitive Surgical*                                               14,200          324,896
    Medical Action Industries*                                        17,200          284,660
    Techne*                                                           10,900          433,820
    Ventana Medical Systems*                                           8,000          399,440
                                                                                  -----------
                                                                                    1,637,400
                                                                                  -----------
MEDICAL SERVICES -- 3.6%
    Parexel International*                                            20,400          391,884
    VCA Antech*                                                       14,200          596,826
                                                                                  -----------
                                                                                      988,710
                                                                                  -----------
    Total Health Care                                                               5,336,035
                                                                                  -----------
INTEGRATED OILS -- 1.3%
OIL - INTEGRATED DOMESTIC -- 1.3%
    KCS Energy*                                                       24,100          356,198
                                                                                  -----------
    Total Integrated Oils                                                             356,198
                                                                                  -----------
MATERIALS & PROCESSING -- 4.1%
FOREST PRODUCTS -- 1.4%
    Boise Cascade                                                     11,500          370,875
                                                                                  -----------
MISCELLANEOUS MATERIALS & COMMODITIES -- 1.7%
    Ceradyne*                                                         12,200          468,114
                                                                                  -----------
MISCELLANEOUS MATERIALS & PROCESS -- 1.0%
    Acuity Brands                                                     11,800          281,430
                                                                                  -----------
    Total Materials & Processing                                                    1,120,419
                                                                                  -----------
OTHER -- 1.0%
CHEMICALS -- 1.0%
    Aceto                                                             16,200          265,518
                                                                                  -----------
    Total Other                                                                       265,518
                                                                                  -----------
OTHER ENERGY -- 4.4%
OIL - CRUDE PRODUCERS -- 4.4%
    Cabot Oil & Gas                                                    6,900          303,393
    Patina Oil & Gas                                                  16,750          493,958
    Plains Exploration & Production*                                  19,904          414,998
                                                                                  -----------
    Total Other Energy                                                              1,212,349
                                                                                  -----------
PRODUCER DURABLES -- 6.2%
ELECTRICAL EQUIPMENT & COMPONENTS -- 2.0%
    Ametek                                                            17,400          536,616
                                                                                  -----------


                                       3


THE ADVISORS' INNER CIRCLE FUND                                   SIRACH SPECIAL EQUITY PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
MACHINERY - SPECIALTY -- 3.1%
    Engineered Support Systems                                        10,375      $   581,726
    Manitowoc                                                          8,000          271,280
                                                                                  -----------
                                                                                      853,006
                                                                                  -----------
TELECOMMUNICATIONS EQUIPMENT -- 1.1%
    Polycom*                                                          16,200          312,336
                                                                                  -----------
    Total Producer Durables                                                         1,701,958
                                                                                  -----------
TECHNOLOGY -- 19.5%
COMMUNICATIONS TECHNOLOGY -- 2.5%
    Digi International*                                               32,700          371,145
    Tekelec*                                                          16,700          324,481
                                                                                  -----------
                                                                                      695,626
                                                                                  -----------
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 7.4%
    Akamai Technologies*                                              12,500          186,625
    Ansys*                                                            12,000          569,280
    Digital River*                                                    13,500          379,350
    Transaction Systems Architects*                                   14,100          241,110
    Websense*                                                         10,200          389,538
    Witness Systems*                                                  18,800          250,228
                                                                                  -----------
                                                                                    2,016,131
                                                                                  -----------
COMPUTER TECHNOLOGY -- 4.0%
    Alliant Techsystems*                                               3,000          188,880
    Innovative Solutions & Support*                                   10,900          242,743
    RSA Security*                                                     22,400          417,088
    Synaptics*                                                        17,300          255,867
                                                                                  -----------
                                                                                    1,104,578
                                                                                  -----------
ELECTRONICS - TECHNOLOGY -- 2.6%
    EDO                                                               10,600          251,008
    Scansource*                                                        7,600          445,360
                                                                                  -----------
                                                                                      696,368
                                                                                  -----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 1.1%
    Sonic Solutions*                                                  17,300          304,480
                                                                                  -----------
TELECOMMUNICATIONS EQUIPMENT -- 1.9%
    CommScope*                                                        12,500          257,500
    Plantronics*                                                       6,800          263,024
                                                                                  -----------
                                                                                      520,524
                                                                                  -----------
    Total Technology                                                                5,337,707
                                                                                  -----------
    TOTAL COMMON STOCK
      (Cost $21,539,897)                                                           25,835,523
                                                                                  -----------


                                       4

THE ADVISORS' INNER CIRCLE FUND                                   SIRACH SPECIAL EQUITY PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
CASH EQUIVALENTS -- 6.4%
-------------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
    HighMark Diversified Money Market Fund                         1,089,172      $ 1,089,172
    HighMark Government Money Market Fund                            663,105          663,105
                                                                                  -----------
    TOTAL CASH EQUIVALENTS
      (Cost $1,752,277)                                                             1,752,277
                                                                                  -----------
    TOTAL INVESTMENTS -- 100.9%
      (Cost $23,292,174)                                                           27,587,800
                                                                                  -----------
    TOTAL OTHER ASSETS AND LIABILITIES, NET -- (0.9)%                                (246,844)
                                                                                  -----------
    TOTAL NET ASSETS -- 100.0%                                                    $27,340,956
                                                                                  ===========
      *  NON-INCOME PRODUCING SECURITY
     CL  CLASS

         At July 31, 2004, the tax basis cost of the Portfolio's investments was $23,292,174, and the unrealized appreciation and depreciation were $4,938,622 and $(642,996), respectively.

         For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

                                                                 SIR-QH-001-0100

THE ADVISORS' INNER CIRCLE FUND                                           SIRACH EQUITY PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.4%
-------------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
AUTO & TRANSPORTATION -- 5.1%
TRANSPORTATION MISCELLANEOUS -- 5.1%
    Textron                                                            9,500      $   582,350
    United Parcel Service/Georgia, Cl B                                9,500          683,620
    United Technologies                                                6,200          579,700
                                                                                  -----------
    Total Auto & Transportation                                                     1,845,670
                                                                                  -----------
CONSUMER DISCRETIONARY -- 17.0%
CONSUMER ELECTRONICS -- 1.5%
    Motorola                                                          32,700          520,911
                                                                                  -----------
HOTEL/MOTEL -- 1.7%
    Starwood Hotels & Resorts Worldwide                               13,900          625,500
                                                                                  -----------
RESTAURANTS -- 1.0%
    Yum! Brands                                                        9,600          368,544
                                                                                  -----------
RETAIL -- 11.1%
    Advance Auto Parts*                                               12,600          467,712
    Claire's Stores                                                   26,600          613,130
    Home Depot                                                        19,800          667,656
    Michaels Stores                                                    9,600          518,688
    Nike, Cl B                                                         5,100          370,821
    Nordstrom                                                         13,600          597,040
    Staples                                                           25,700          742,216
                                                                                  -----------
                                                                                    3,977,263
                                                                                  -----------
TEXTILES APPAREL MANUFACTURERS -- 1.7%
    Coach*                                                            14,200          607,618
                                                                                  -----------
    Total Consumer Discretionary                                                    6,099,836
                                                                                  -----------
CONSUMER STAPLES -- 11.7%
BEVERAGE - SOFT DRINKS -- 2.4%
    PepsiCo                                                           17,700          885,000
                                                                                  -----------
FOODS -- 4.2%
    Dean Foods*                                                       11,700          432,666
    Kellogg                                                           12,800          533,248
    Supervalu                                                         18,600          531,216
                                                                                  -----------
                                                                                    1,497,130
                                                                                  -----------
SOAP & HOUSEHOLD CHEMICALS -- 5.1%
    Gillette                                                          11,400          444,372
    Procter & Gamble                                                  26,500        1,381,975
                                                                                  -----------
                                                                                    1,826,347
                                                                                  -----------
    Total Consumer Staples                                                          4,208,477
                                                                                  -----------


                                       1

THE ADVISORS' INNER CIRCLE FUND                                           SIRACH EQUITY PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
FINANCIAL SERVICES -- 12.9%
BANKS - OUTSIDE NEW YORK CITY -- 1.4%
    Wachovia                                                          11,500      $   509,565
                                                                                  -----------
DIVERSIFIED FINANCIAL SERVICES -- 1.6%
    American Express                                                  11,600          582,900
                                                                                  -----------
FINANCE DATA PROCESS SERVICES -- 1.8%
    Automatic Data Processing                                         15,300          642,294
                                                                                  -----------
FINANCE DATA PROCESS SERVICES -- 1.5%
    Checkfree*                                                        17,600          528,704
                                                                                  -----------
FINANCIAL MISCELLANEOUS -- 2.6%
    AMBAC Financial Group                                              5,000          355,550
    MBNA                                                              22,900          565,401
                                                                                  -----------
                                                                                      920,951
                                                                                  -----------
INSURANCE - LIFE -- 1.7%
    Prudential Financial                                              13,100          609,936
                                                                                  -----------
INSURANCE - MULTI-LINE -- 1.0%
    Allstate                                                           7,800          367,224
                                                                                  -----------
SECURITIES BROKERS & SERVICES -- 1.3%
    Countrywide Credit Industry                                        6,399          461,368
                                                                                  -----------
    Total Financial Services                                                        4,622,942
                                                                                  -----------
HEALTH CARE -- 19.6%
DRUGS & PHARMACEUTICALS -- 8.4%
    Gilead Sciences*                                                   8,100          523,584
    Pfizer                                                            57,770        1,846,329
    Teva Pharmaceutical Industries ADR                                22,600          668,960
                                                                                  -----------
                                                                                    3,038,873
                                                                                  -----------
ELECTRICAL - MAJOR COMPANY -- 3.5%
    Medtronic                                                         16,100          799,687
    Varian Medical Systems*                                            6,700          462,367
                                                                                  -----------
                                                                                    1,262,054
                                                                                  -----------
HEALTH CARE MANAGMENT SERVICES -- 2.0%
    UnitedHealth Group                                                11,200         704,480
                                                                                  -----------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 5.7%
    Dentsply International                                             7,700          374,451
    Gen-Probe*                                                        10,500          392,910
    Stryker                                                           15,100          719,968
    Zimmer Holdings*                                                   7,500          572,325
                                                                                  -----------
                                                                                    2,059,654
                                                                                  -----------
    Total Health Care                                                               7,065,061
                                                                                  -----------


                                       2

THE ADVISORS' INNER CIRCLE FUND                                           SIRACH EQUITY PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
MATERIALS & PROCESSING -- 1.5%
CHEMICALS -- 1.5%
    Ecolab                                                            18,100      $   552,050
                                                                                  -----------
    Total Materials & Processing                                                      552,050
                                                                                  -----------
OTHER -- 8.8%
MULTI-SECTOR COMPANIES -- 7.6%
    3M                                                                10,800          889,488
    Fortune Brands                                                     8,500          613,530
    General Electric                                                  36,930        1,227,923
                                                                                  -----------
                                                                                    2,730,941
                                                                                  -----------
SERVICES - COMMERCIAL -- 1.2%
    Republic Services                                                 14,900          426,140
                                                                                  -----------
    Total Other                                                                     3,157,081
                                                                                  -----------
TECHNOLOGY -- 20.8%
COMMUNICATIONS TECHNOLOGY -- 3.9%
    Cisco Systems*                                                    67,941        1,417,249
                                                                                  -----------
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 10.3%
    Acxiom                                                            16,100          354,200
    Adobe Systems                                                     12,900          544,122
    Microsoft                                                         69,180        1,968,863
    Symantec*                                                         10,600          495,656
    Tektronix                                                         11,400          346,560
                                                                                  -----------
                                                                                    3,709,401
                                                                                  -----------
COMPUTER TECHNOLOGY -- 2.9%
    Dell*                                                             16,200          574,614
    RSA Security*                                                     25,100          467,362
                                                                                  -----------
                                                                                    1,041,976
                                                                                  -----------
ELECTRONICS - SEMICONDUCTORS/COMPONENTS -- 3.7%
    Intel                                                             54,506        1,328,856
                                                                                  -----------
    Total Technology                                                                7,497,482
                                                                                  -----------
    TOTAL COMMON STOCK
      (Cost $33,442,181)                                                           35,048,599
                                                                                  -----------
-------------------------------------------------------------------------------------------------
CASH EQUIVALENT -- 2.8%
-------------------------------------------------------------------------------------------------
    HighMark Diversified Money Market Fund                           999,627          999,627
                                                                                  -----------
    TOTAL CASH EQUIVALENT
      (Cost $999,627)                                                                 999,627
                                                                                  -----------
    TOTAL INVESTMENTS -- 100.2%
      (Cost $34,441,808)                                                           36,048,226
                                                                                  -----------


                                       3

THE ADVISORS' INNER CIRCLE FUND                                           SIRACH EQUITY PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------

                                                                                   VALUE
                                                                              ---------------

    TOTAL OTHER ASSETS AND LIABILITIES, NET -- (0.2)%                             $   (74,529)
                                                                                  -----------
    TOTAL NET ASSETS -- 100.0%                                                    $35,973,697
                                                                                  ===========
      *  NON-INCOME PRODUCING SECURITY
    ADR  AMERICAN DEPOSITARY RECEIPT
     CL  CLASS

         At July 31, 2004, the tax basis cost of the Portfolio's investments was $34,441,808, and the unrealized appreciation and depreciation were $3,494,482 and $(1,888,064), respectively.

         For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

                                                                 SIR-QH-001-0100

THE ADVISORS' INNER CIRCLE FUND                                           SIRACH GROWTH PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.2%
-------------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
AUTO & TRANSPORTATION -- 5.4%
TRANSPORTATION MISCELLANEOUS -- 5.4%
    Textron                                                              900       $   55,170
    United Parcel Service, Cl B                                        1,000           71,960
    United Technologies                                                  600           56,100
                                                                                   ----------
    Total Auto & Transportation                                                       183,230
                                                                                   ----------
CONSUMER DISCRETIONARY -- 16.0%
CONSUMER ELECTRONICS -- 1.4%
    Motorola                                                           2,900           46,197
                                                                                   ----------
HOTEL/MOTEL -- 1.6%
    Starwood Hotels & Resorts Worldwide                                1,200           54,000
                                                                                   ----------
RESTAURANTS -- 1.0%
    Yum! Brands                                                          900           34,551
                                                                                   ----------
RETAIL -- 10.3%
    Advance Auto Parts*                                                1,100           40,832
    Claire's Stores                                                    2,500           57,625
    Home Depot                                                         1,000           33,720
    Michaels Stores                                                      900           48,627
    Nike, Cl B                                                           500           36,355
    Nordstrom                                                          1,300           57,070
    Staples                                                            2,500           72,200
                                                                                   ----------
                                                                                      346,429
                                                                                   ----------
TEXTILES APPAREL MANUFACTURERS -- 1.7%
    Coach*                                                             1,300           55,627
                                                                                   ----------
    Total Consumer Discretionary                                                      536,804
                                                                                   ----------
CONSUMER STAPLES -- 10.0%
BEVERAGE - SOFT DRINKS -- 1.9%
    PepsiCo                                                            1,300           65,000
                                                                                   ----------
FOODS -- 4.4%
    Dean Foods*                                                        1,100           40,678
    Kellogg                                                            1,400           58,324
    Supervalu                                                          1,700           48,552
                                                                                   ----------
                                                                                      147,554
                                                                                   ----------
SOAP & HOUSEHOLD CHEMICALS -- 3.7%
    Gillette                                                             800           31,184
    Procter & Gamble                                                   1,800           93,870
                                                                                   ----------
                                                                                      125,054
                                                                                   ----------
    Total Consumer Staples                                                            337,608
                                                                                   ----------


                                       1

THE ADVISORS' INNER CIRCLE FUND                                           SIRACH GROWTH PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
FINANCIAL SERVICES -- 20.9%
BANKS - NEW YORK CITY -- 1.7%
    JP Morgan Chase                                                    1,500       $   55,995
                                                                                   ----------
BANKS - OUTSIDE NEW YORK CITY -- 5.0%
    Hibernia, Cl A                                                     2,100           53,130
    Marshall & Ilsley                                                  1,300           49,933
    Wachovia                                                           1,500           66,465
                                                                                   ----------
                                                                                      169,528
                                                                                   ----------
DIVERSIFIED FINANCIAL SERVICES -- 1.7%
    American Express                                                   1,100           55,275
                                                                                   ----------
FINANCE DATA PROCESS SERVICES -- 1.8%
    Automatic Data Processing                                          1,400           58,772
                                                                                   ----------
FINANCE DATA PROCESS SERVICES -- 1.5%
    Checkfree*                                                         1,700           51,068
                                                                                   ----------
FINANCIAL MISCELLANEOUS -- 3.7%
    AMBAC Financial Group                                                900           63,999
    MBNA                                                               2,500           61,725
                                                                                   ----------
                                                                                      125,724
                                                                                   ----------
INSURANCE - LIFE -- 2.5%
    Prudential Financial                                               1,800           83,808
                                                                                   ----------
INSURANCE - MULTI-LINE -- 1.5%
    Allstate                                                           1,100           51,788
                                                                                   ----------
SECURITIES BROKERS & SERVICES -- 1.5%
    Countrywide Credit Industry                                          699           50,398
                                                                                   ----------
    Total Financial Services                                                          702,356
                                                                                   ----------
HEALTH CARE -- 12.1%
DRUGS & PHARMACEUTICALS -- 4.4%
    Pfizer                                                             2,540           81,178
    Teva Pharmaceutical Industries ADR                                 2,200           65,120
                                                                                   ----------
                                                                                      146,298
                                                                                   ----------
ELECTRICAL - MAJOR COMPANY -- 1.2%
    Varian Medical Systems*                                              600           41,406
                                                                                   ----------
HEALTH CARE MANAGMENT SERVICES -- 1.3%
    UnitedHealth Group                                                   700           44,030
                                                                                   ----------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 5.2%
    Dentsply International                                               700           34,041
    Gen-Probe*                                                         1,000           37,420
    Stryker                                                            1,400           66,752


                                       2

THE ADVISORS' INNER CIRCLE FUND                                           SIRACH GROWTH PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- (CONTINUED)
    Zimmer Holdings*                                                     500       $   38,155
                                                                                   ----------
                                                                                      176,368
                                                                                   ----------
    Total Health Care                                                                 408,102
                                                                                   ----------
INTEGRATED OILS -- 6.4%
OIL - INTEGRATED DOMESTIC -- 1.6%
    Occidental Petroleum                                               1,100           54,197
                                                                                   ----------
OIL - INTEGRATED INTERNATIONAL -- 4.8%
    Exxon Mobil                                                        3,500          162,050
                                                                                   ----------
    Total Integrated Oils                                                             216,247
                                                                                   ----------
MATERIALS & PROCESSING -- 1.4%
CHEMICALS -- 1.4%
    Ecolab                                                             1,500           45,750
                                                                                   ----------
    Total Materials & Processing                                                       45,750
                                                                                   ----------
OTHER -- 8.2%
MULTI-SECTOR COMPANIES -- 7.1%
    3M                                                                   700           57,652
    Fortune Brands                                                       800           57,744
    General Electric                                                   3,700          123,025
                                                                                   ----------
                                                                                      238,421
                                                                                   ----------
SERVICES - COMMERCIAL -- 1.1%
    Republic Services                                                  1,300           37,180
                                                                                   ----------
    Total Other                                                                       275,601
                                                                                   ----------
OTHER ENERGY -- 1.8%
OIL - CRUDE PRODUCERS -- 1.8%
    Burlington Resources                                               1,600           61,072
                                                                                   ----------
    Total Other Energy                                                                 61,072
                                                                                   ----------
TECHNOLOGY -- 14.0%
COMMUNICATIONS TECHNOLOGY -- 2.2%
    Cisco Systems*                                                     3,580           74,679
                                                                                   ----------
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 7.2%
    Adobe Systems                                                      1,200           50,616
    Microsoft                                                          4,140          117,824
    Symantec*                                                            900           42,084
    Tektronix                                                          1,000           30,400
                                                                                   ----------
                                                                                      240,924
                                                                                   ----------
COMPUTER TECHNOLOGY -- 2.5%
    Dell*                                                              1,100           39,017


                                       3

THE ADVISORS' INNER CIRCLE FUND                                           SIRACH GROWTH PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
COMPUTER TECHNOLOGY -- (CONTINUED)
    RSA Security*                                                      2,400       $   44,688
                                                                                   ----------
                                                                                       83,705
                                                                                   ----------
ELECTRONICS - SEMICONDUCTORS/COMPONENTS -- 2.1%
    Intel                                                              2,960           72,165
                                                                                   ----------
    Total Technology                                                                  471,473
                                                                                   ----------
    TOTAL COMMON STOCK
      (Cost $2,988,382)                                                             3,238,243
                                                                                   ----------
-------------------------------------------------------------------------------------------------
CASH EQUIVALENTS -- 4.7%
-------------------------------------------------------------------------------------------------
    HighMark Diversified Money Market Fund                           134,096          134,096
    HighMark Government Money Market Fund                             22,574           22,574
                                                                                   ----------
    TOTAL CASH EQUIVALENTS
      (Cost $156,670)                                                                 156,670
                                                                                   ----------
    TOTAL INVESTMENTS -- 100.9%
      (Cost $3,145,052)                                                             3,394,913
                                                                                   ----------
    TOTAL OTHER ASSETS AND LIABILITIES, NET -- (0.9)%                                 (28,981)
                                                                                   ----------
    TOTAL NET ASSETS -- 100.0%                                                     $3,365,932
                                                                                   ==========
      *  NON-INCOME PRODUCING SECURITY
    ADR  AMERICAN DEPOSITARY RECEIPT
     CL  CLASS

         At July 31, 2004, the tax basis cost of the Portfolio's investments was $3,145,052, and the unrealized appreciation and depreciation were $327,902 and $(78,041), respectively.

         For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

                                                                 SIR-QH-001-0100

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC BALANCED PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 58.0%
-------------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
AUTO & TRANSPORTATION -- 3.2%
TRANSPORTATION MISCELLANEOUS -- 3.2%
    Textron                                                            2,700      $   165,510
    United Parcel Service, Cl B                                        3,000          215,880
    United Technologies                                                1,800          168,300
                                                                                  -----------
    Total Auto & Transportation                                                       549,690
                                                                                  -----------
CONSUMER DISCRETIONARY -- 9.6%
CONSUMER ELECTRONICS -- 0.9%
    Motorola                                                           9,200          146,556
                                                                                  -----------
HOTEL/MOTEL -- 1.0%
    Starwood Hotels & Resorts Worldwide                                4,000          180,000
                                                                                  -----------
RESTAURANTS -- 0.6%
    Yum! Brands                                                        2,700          103,653
                                                                                  -----------
RETAIL -- 6.1%
    Advance Auto Parts*                                                3,600          133,632
    Claire's Stores                                                    7,700          177,485
    Home Depot                                                         3,400          114,648
    Michaels Stores                                                    2,800          151,284
    Nike, Cl B                                                         1,400          101,794
    Nordstrom                                                          3,900          171,210
    Staples                                                            7,500          216,600
                                                                                  -----------
                                                                                    1,066,653
                                                                                  -----------
TEXTILES APPAREL MANUFACTURERS -- 1.0%
    Coach*                                                             4,100          175,439
                                                                                  -----------
    Total Consumer Discretionary                                                    1,672,301
                                                                                  -----------
CONSUMER STAPLES -- 6.0%
BEVERAGE - SOFT DRINKS -- 1.2%
    PepsiCo                                                            4,000          200,000
                                                                                  -----------
FOODS -- 2.6%
    Dean Foods*                                                        3,400          125,732
    Kellogg                                                            4,300          179,138
    Supervalu                                                          5,400          154,224
                                                                                  -----------
                                                                                      459,094
                                                                                  -----------
SOAP & HOUSEHOLD CHEMICALS -- 2.2%
    Gillette                                                           2,500           97,450
    Procter & Gamble                                                   5,400          281,610
                                                                                  -----------
                                                                                      379,060
                                                                                  -----------
    Total Consumer Staples                                                          1,038,154
                                                                                  -----------


                                       1

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC BALANCED PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
FINANCIAL SERVICES -- 12.8%
BANKS - NEW YORK CITY -- 1.1%
    JP Morgan Chase                                                    5,100      $   190,383
                                                                                  -----------
BANKS - OUTSIDE NEW YORK CITY -- 3.0%
    Hibernia, Cl A                                                     6,600          166,980
    Marshall & Ilsley                                                  3,900          149,799
    Wachovia                                                           4,700          208,257
                                                                                  -----------
                                                                                      525,036
                                                                                  -----------
DIVERSIFIED FINANCIAL SERVICES -- 1.1%
    American Express                                                   3,700          185,925
                                                                                  -----------
FINANCE DATA PROCESS SERVICES -- 1.0%
    Automatic Data Processing                                          4,300          180,514
                                                                                  -----------
FINANCE DATA PROCESS SERVICES -- 0.9%
    Checkfree*                                                         5,100          153,204
                                                                                  -----------
FINANCIAL MISCELLANEOUS -- 2.4%
    AMBAC Financial Group                                              3,000          213,330
    MBNA                                                               8,200          202,458
                                                                                  -----------
                                                                                      415,788
                                                                                  -----------
INSURANCE - LIFE -- 1.4%
    Prudential Financial                                               5,300          246,768
                                                                                  -----------
INSURANCE - MULTI-LINE -- 0.9%
    Allstate                                                           3,400          160,072
                                                                                  -----------
SECURITIES BROKERS & SERVICES -- 1.0%
    Countrywide Credit Industry                                        2,349          169,363
                                                                                  -----------
    Total Financial Services                                                        2,227,053
                                                                                  -----------
HEALTH CARE -- 7.3%
DRUGS & PHARMACEUTICALS -- 2.8%
    Pfizer                                                             9,720          310,651
    Teva Pharmaceutical Industries ADR                                 5,800          171,680
                                                                                  -----------
                                                                                      482,331
                                                                                  -----------
ELECTRICAL - MAJOR COMPANY -- 0.7%
    Varian Medical Systems*                                            1,800          124,218
                                                                                  -----------
HEALTH CARE MANAGMENT SERVICES -- 0.8%
    UnitedHealth Group                                                 2,100          132,090
                                                                                  -----------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 3.0%
    Dentsply International                                             2,200          106,986
    Gen-Probe*                                                         3,000          112,260
    Stryker                                                            4,000          190,720


                                       2

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC BALANCED PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- (CONTINUED)
    Zimmer Holdings*                                                   1,500      $   114,465
                                                                                  -----------
                                                                                      524,431
                                                                                  -----------
    Total Health Care                                                               1,263,070
                                                                                  -----------
INTEGRATED OILS -- 3.9%
OIL - INTEGRATED DOMESTIC -- 1.1%
    Occidental Petroleum                                               3,900          192,153
                                                                                  -----------
OIL - INTEGRATED INTERNATIONAL -- 2.8%
    Exxon Mobil                                                       10,400          481,520
                                                                                  -----------
    Total Integrated Oils                                                             673,673
                                                                                  -----------
MATERIALS & PROCESSING -- 0.7%
CHEMICALS -- 0.7%
    Ecolab                                                             4,300          131,150
                                                                                  -----------
    Total Materials & Processing                                                      131,150
                                                                                  -----------
OTHER -- 5.0%
MULTI-SECTOR COMPANIES -- 4.3%
    3M                                                                 2,300          189,428
    Fortune Brands                                                     2,500          180,450
    General Electric                                                  11,500          382,375
                                                                                  -----------
                                                                                      752,253
                                                                                  -----------
SERVICES - COMMERCIAL -- 0.7%
    Republic Services                                                  4,200          120,120
                                                                                  -----------
    Total Other                                                                       872,373
                                                                                  -----------
OTHER ENERGY -- 1.1%
OIL - CRUDE PRODUCERS -- 1.1%
    Burlington Resources                                               5,000          190,850
                                                                                  -----------
    Total Other Energy                                                                190,850
                                                                                  -----------
TECHNOLOGY -- 8.4%
COMMUNICATIONS TECHNOLOGY -- 1.4%
    Cisco Systems*                                                    11,400          237,804
                                                                                  -----------
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 4.3%
    Adobe Systems                                                      3,700          156,066
    Microsoft                                                         12,600          358,596
    Symantec*                                                          2,800          130,928
    Tektronix                                                          3,300          100,320
                                                                                  -----------
                                                                                      745,910
                                                                                  -----------
COMPUTER TECHNOLOGY -- 1.4%
    Dell*                                                              3,400          120,598


                                       3

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC BALANCED PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
COMPUTER TECHNOLOGY -- (CONTINUED)
    RSA Security*                                                      7,200      $   134,064
                                                                                  -----------
                                                                                      254,662
                                                                                  -----------
ELECTRONICS - SEMICONDUCTORS/COMPONENTS -- 1.3%
    Intel                                                              9,100          221,858
                                                                                  -----------
    Total Technology                                                                1,460,234
                                                                                  -----------
    TOTAL COMMON STOCK
      (Cost $8,966,536)                                                            10,078,548
                                                                                  -----------
-------------------------------------------------------------------------------------------------
CORPORATE BONDS -- 13.1%
-------------------------------------------------------------------------------------------------
                                                                   FACE
                                                                  AMOUNT
                                                              --------------
BASIC INDUSTRY -- 0.4%
ALUMINUM -- 0.1%
    Alcan
         5.200%, 01/15/14                                           $ 25,000           24,797
                                                                                  -----------
PAPER -- 0.3%
    Domtar
         5.375%, 12/01/13                                             50,000           47,871
                                                                                  -----------
    Total Basic Industry                                                               72,668
                                                                                  -----------
CABLE -- 0.3%
TELECOMMUNICATIONS -- 0.3%
    Cox Communications
         6.875%, 06/15/05                                             50,000           51,702
                                                                                  -----------
    Total Cable                                                                        51,702
                                                                                  -----------
COMMUNICATIONS -- 1.4%
COMMUNICATIONS & MEDIA -- 0.6%
    Clear Channel Communications
         4.900%, 05/15/15                                             50,000           46,139
    Viacom
         5.625%, 08/15/12                                             50,000           51,280
                                                                                  -----------
                                                                                       97,419
                                                                                  -----------
INDUSTRIAL BONDS -- 0.3%
    Time Warner
         6.875%, 05/01/12                                             50,000           54,492
                                                                                  -----------


                                       4

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC BALANCED PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                   FACE
                                                                  AMOUNT           VALUE
                                                              --------------  ---------------
TELECOMMUNICATIONS -- 0.5%
    Telecom Italia Capital 144A
         5.250%, 11/15/13                                           $ 50,000      $    49,111
    Verizon New England, Ser C
         4.750%, 10/01/13                                             50,000           47,513
                                                                                  -----------
                                                                                       96,624
                                                                                  -----------
    Total Communications                                                              248,535
                                                                                  -----------
COMPUTERS & SERVICES -- 0.3%
OTHER -- 0.3%
    Sungard Data Systems                                              50,000           48,620
                                                                                  -----------
    Total Computers & Services                                                         48,620
                                                                                  -----------
CONSUMER CYCLICAL -- 0.6%
AUTOMOBILES -- 0.3%
    Ford Motor
         7.450%, 07/16/31                                             50,000           47,563
                                                                                  -----------
CASINOS & GAMBLING -- 0.3%
    Harrah's Operating
         7.125%, 06/01/07                                             50,000           53,783
                                                                                  -----------
    Total Consumer Cyclical                                                           101,346
                                                                                  -----------
CONSUMER NON-CYLICAL -- 0.7%
BUILDING - MISCELLANEOUS -- 0.3%
    Centex
         5.125%, 10/01/13                                             50,000           47,864
                                                                                  -----------
HEALTH CARE SERVICES -- 0.1%
    Healthcare Realty Trust
         5.125%, 04/01/14                                             25,000           23,528
                                                                                  -----------
MEDICAL SERVICES -- 0.3%
    United Health Group
         4.750%, 02/10/14                                             50,000           48,473
                                                                                  -----------
    Total Consumer Non-Cyclical                                                       119,865
                                                                                  -----------
ENERGY -- 1.1%
ENERGY EQUIPMENT -- 0.5%
    Kinder Morgan Energy Partners
         5.000%, 12/15/13                                             50,000           47,588
    XTO Energy
         4.900%, 02/01/14                                             50,000           47,947
                                                                                  -----------
                                                                                       95,535
                                                                                  -----------
OIL - INTEGRATED DOMESTIC -- 0.3%
    Norsk Hydro
         6.360%, 01/15/09                                             50,000           54,125
                                                                                  -----------


                                       5

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC BALANCED PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                   FACE
                                                                  AMOUNT           VALUE
                                                              --------------  ---------------
SERVICES - COMMERCIAL -- 0.3%
    Waste Management
         5.000%, 03/15/14                                           $ 50,000      $    48,294
                                                                                  -----------
    Total Energy                                                                      197,954
                                                                                  -----------
FINANCIAL INSTITUTIONS -- 6.5%
BANKS - OUTSIDE NEW YORK CITY -- 0.3%
    Doral Financial
         1.985%, 12/07/05                                             50,000           50,015
                                                                                  -----------
FINANCE BONDS -- 4.6%
    American Honda Finance MTN
         1.750%, 01/16/07                                             50,000           50,008
    Bear Stearns
         5.700%, 11/15/14                                             50,000           50,715
    Capital One Bank
         6.500%, 06/13/13                                             50,000           52,231
    CIT Group
         5.000%, 02/13/14                                             75,000           72,001
    Citigroup
         1.400%, 06/04/07                                             75,000           74,948
    Countrywide Home Loan MTN, Ser L
         4.000%, 03/22/11                                             50,000           47,150
    General Motor Acceptance
         5.625%, 05/15/09                                             75,000           75,186
    Goldman Sachs Capital
         6.345%, 02/15/34                                             75,000           71,858
    Household Finance
         6.375%, 10/15/11                                             50,000           53,892
    International Lease Finance
         4.350%, 09/15/08                                             50,000           50,243
    JP Morgan Chase
         3.500%, 03/15/09                                             75,000           72,583
    SLM MTN, Ser A
         5.000%, 10/01/13                                             50,000           48,724
    Textron Financial
         7.125%, 12/09/04                                             75,000           76,294
                                                                                  -----------
                                                                                      795,833
                                                                                  -----------
FINANCE COMPANIES -- 1.3%
    Bunge Finance
         4.375%, 12/15/08                                             50,000           49,610
    Fannie Mae
         4.250%, 05/15/09                                            175,000          176,338
                                                                                  -----------
                                                                                      225,948
                                                                                  -----------


                                       6

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC BALANCED PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                   FACE
                                                                  AMOUNT           VALUE
                                                              --------------  ---------------
INSURANCE - LIFE -- 0.3%
    Metlife
         5.000%, 11/24/13                                           $ 50,000      $    48,989
                                                                                  -----------
    Total Financial Institutions                                                    1,120,785
                                                                                  -----------
TRANSPORTATION -- 0.7%
AIR TRANSPORT -- 0.0%
    Continental Airlines, Ser 00-1
         8.499%, 05/01/11                                                 99               76
                                                                                  -----------
LEISURE TIME -- 0.1%
    Carnival
         3.750%, 11/15/07                                             25,000           24,830
                                                                                  -----------
TRANSPORTATION MISCELLANEOUS -- 0.6%
    CSX
         2.750%, 02/15/06                                             50,000           49,617
    Fedex 144A
         2.650%, 04/01/07                                             50,000           48,766
                                                                                  -----------
                                                                                       98,383
                                                                                  -----------
    Total Transportation                                                              123,289
                                                                                  -----------
UTILITY -- 1.1%
DIVERSIFIED MANUFACTURING -- 0.3%
    General Electric
         5.000%, 02/01/13                                             50,000           49,910
                                                                                  -----------
ELECTRICAL & ELECTRONICS -- 0.3%
    Consolidated Edison of New York
         3.850%, 06/15/13                                             50,000           45,565
                                                                                  -----------
ELECTRICAL - MAJOR COMPANY -- 0.5%
    Pacific Gas & Electric
         4.800%, 03/01/14                                             50,000           48,118
    PSEG Power
         3.750%, 04/01/09                                             50,000           48,090
                                                                                  -----------
                                                                                       96,208
                                                                                  -----------
    Total Utility                                                                     191,683
                                                                                  -----------
    TOTAL CORPORATE BONDS
      (Cost $2,323,603)                                                             2,276,447
                                                                                  -----------


                                       7

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC BALANCED PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 4.0%
-------------------------------------------------------------------------------------------------
                                                                   FACE
                                                                  AMOUNT           VALUE
                                                              --------------  ---------------
    ABFS Mortgage Loan Trust, Ser 2002-4, Cl A2
         4.398%, 12/15/33                                           $ 49,478      $    49,902
    Chase Funding Mortgage Loan, Ser 2004-1, Cl 1A3
         2.983%, 04/25/26                                             50,000           49,051
    Comed Transitional Funding Trust, Ser 1998-1, Cl A5
         5.440%, 03/25/07                                             64,788           65,716
    Federal National Mortgage Association, Ser 2003 W-18, Cl 1A1
         3.459%, 08/25/43                                             46,035           46,151
    Federal National Mortgage Association, Ser 2003-8, Cl OA
         4.500%, 02/25/16                                             41,031           41,526
    GMAC Mortgage Corporation Loan Trust, Ser 2003-AR2, Cl A5
         4.366%, 12/19/33                                             75,000           72,355
    Nissan Auto Receivables Owner Trust, Ser 2003-C, Cl A2
         1.620%, 04/17/06                                             75,000           74,936
    Oncor Electric, Ser 2003-1, Cl A3
         4.950%, 02/15/15                                             75,000           75,817
    Provident Bank Home Equity Loan Trust, Ser 1997-1, Cl A1
         7.180%, 04/25/13                                             49,585           49,433
    Washington Mutual, Ser 2004-AR4, Cl A6
         3.813%, 06/25/34                                            100,000           97,307
    Washington Mutual, Ser 2003-AR7, Cl A5
         3.066%, 08/25/33                                             75,000           73,654
                                                                                  -----------
    TOTAL ASSET-BACKED SECURITIES
      (Cost $699,300)                                                                 695,848
                                                                                  -----------
-------------------------------------------------------------------------------------------------
U.S. TREASURY/AGENCY OBLIGATIONS -- 7.1%
-------------------------------------------------------------------------------------------------
    Federal Home Loan Bank
         2.000%, 02/13/06                                             25,000           24,748
    Federal Home Loan Mortgage
         2.875%, 12/15/06                                            300,000          298,407
    Federal National Mortgage Association
         3.425%, 02/17/09                                            100,000           99,873
    U.S. Treasury Bonds
         6.250%, 05/15/30                                            100,000          113,508
         5.250%, 11/15/28                                            175,000          173,850
    U.S. Treasury Notes
         5.875%, 11/15/04                                            125,000          126,533
         4.875%, 02/15/12                                             50,000           52,094
         4.250%, 11/15/13                                            357,000          351,436
                                                                                  -----------
    TOTAL U.S. TREASURY/AGENCY OBLIGATIONS
      (Cost $1,238,788)                                                             1,240,449
                                                                                  -----------


                                       8

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC BALANCED PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE PASS-THROUGHS -- 12.6%
-------------------------------------------------------------------------------------------------
                                                                   FACE
                                                                  AMOUNT           VALUE
                                                              --------------  ---------------
MORTGAGE FINANCE -- 12.6%
    Federal Home Loan Mortgage
         6.000%, 12/01/32                                          $ 124,988      $   128,338
         4.500%, 01/01/19                                             71,389           70,380
    Federal National Mortgage Association
         6.000%, 05/01/16                                             56,472           59,014
         6.000%, 01/01/34                                             76,694           78,745
         5.500%, 09/01/33                                            109,325          109,862
         5.500%, 12/01/33                                            211,673          212,436
         5.500%, 07/01/34                                            149,985          150,266
         5.000%, 05/01/18                                            190,835          192,505
         5.000%, 05/01/34                                            298,258          291,037
         4.500%, 08/01/33                                            167,983          158,846
         4.264%, 05/01/33                                             98,229           97,750
         4.000%, 09/01/18                                             69,897           67,156
         3.996%, 08/01/33                                            173,788          170,842
         3.883%, 09/01/33                                             68,596           67,608
    Government National Mortgage Association
         6.000%, 02/15/32                                             82,924           85,462
         5.500%, 08/15/33                                            116,368          117,318
    Provident Funding Mortgage Loan Trust, Ser 2004-1, Cl 1A1        134,160          131,768
                                                                                  -----------
    TOTAL U.S. GOVERNMENT MORTGAGE PASS-THROUGHS
      (Cost $2,204,873)                                                             2,189,333
                                                                                  -----------
-------------------------------------------------------------------------------------------------
CASH EQUIVALENTS -- 5.1%
-------------------------------------------------------------------------------------------------
                                                                  SHARES
                                                              --------------
    HighMark Diversified Money Market Fund                           692,543          692,543
    HighMark Government Money Market Fund                            189,449          189,449
                                                                                  -----------
    TOTAL CASH EQUIVALENTS
      (Cost $881,992)                                                                 881,992
                                                                                  -----------
    TOTAL INVESTMENTS -- 99.9%
      (Cost $16,315,092)                                                           17,362,617
                                                                                  -----------
    TOTAL OTHER ASSETS AND LIABILITIES, NET -- 0.1%                                    10,447
                                                                                  -----------
    TOTAL NET ASSETS -- 100.0%                                                    $17,373,064
                                                                                  ===========
      *  NON-INCOME PRODUCING SECURITY
    ADR  AMERICAN DEPOSITARY RECEIPT
     CL  CLASS
    MTN  MEDIUM TERM NOTE
    SER  SERIES
   144A  SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE
         SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO
         QUALIFIED INSTITUTIONS.


                                       9

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC BALANCED PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
         At July 31, 2004, the tax basis cost of the Portfolio's investments was $16,315,092, and the unrealized appreciation and depreciation were $1,351,450 and $(303,925), respectively.

         For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

                                                                 SIR-QH-001-0100

THE ADVISORS' INNER CIRCLE FUND                                             SIRACH BOND PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT MORTGAGE PASS-THROUGHS -- 34.3%
-------------------------------------------------------------------------------------------------
                                                                    FACE
                                                                   AMOUNT          VALUE
                                                              --------------  ---------------
    Federal Home Loan Mortgage
         6.000%, 12/01/32                                         $1,349,865      $ 1,386,049
         4.500%, 01/01/19                                            951,848          938,403
    Federal Home Loan Mortgage Gold
         6.500%, 01/01/11                                            111,089          117,650
    Federal National Mortgage Association
         6.500%, 05/01/09                                             24,038           25,466
         6.000%, 05/01/16                                            476,592          498,039
         6.000%, 01/01/34                                            751,544          771,638
         5.500%, 09/01/33                                          1,311,904        1,318,348
         5.500%, 12/01/33                                          1,439,371        1,444,559
         5.500%, 07/01/34                                          1,199,880        1,202,130
         5.000%, 05/01/18                                            402,874          406,399
         5.000%, 05/01/34                                            669,771          653,558
         4.500%, 08/01/33                                            825,435          780,539
         4.264%, 05/01/33                                          1,108,955        1,103,550
         4.000%, 09/01/18                                            605,762          582,013
         3.996%, 08/01/33                                          1,737,880        1,708,419
         3.883%, 09/01/33                                            775,572          764,401
    Federal National Mortgage Association Gold
         6.000%, 12/01/17                                            185,167          192,283
    Government National Mortgage Association
         6.500%, 10/15/31                                            884,772          926,908
         6.000%, 02/15/32                                            230,344          237,393
         5.500%, 08/15/33                                          1,349,868        1,360,893
    Provident Funding Mortgage Loan Trust, Ser 2004-1, Cl 1A1
         4.106%, 04/25/34                                            760,242          746,684
                                                                                  -----------
    TOTAL U.S. GOVERNMENT MORTGAGE PASS-THROUGHS
      (Cost $17,243,231)                                                           17,165,322
                                                                                  -----------
-------------------------------------------------------------------------------------------------
CORPORATE BONDS -- 28.2%
-------------------------------------------------------------------------------------------------
AUTOPARTS -- 0.2%
    CSK Auto
         7.000%, 01/15/14                                            100,000           94,500
                                                                                  -----------
    Total Autoparts                                                                    94,500
                                                                                  -----------
CABLE -- 1.0%
TELECOMMUNICATIONS -- 1.0%
    Cox Communications
         7.500%, 08/15/04                                            500,000          500,824
                                                                                  -----------
    Total Cable                                                                       500,824
                                                                                  -----------


                                       1

THE ADVISORS' INNER CIRCLE FUND                                             SIRACH BOND PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                    FACE
                                                                   AMOUNT          VALUE
                                                              --------------  ---------------
CAPITAL GOODS -- 0.7%
FINANCE BONDS -- 0.7%
    John Deere Capital
         7.000%, 03/15/12                                         $  325,000      $   366,815
                                                                                  -----------
    Total Capital Goods                                                               366,815
                                                                                  -----------
COMMUNICATIONS -- 4.0%
CABLE TELEVISION SERVICES -- 1.0%
    Comcast
         6.500%, 01/15/15                                            500,000          526,075
                                                                                  -----------
COMMUNICATIONS & MEDIA -- 0.5%
    Univision Communications
         7.850%, 07/15/11                                            225,000          261,644
                                                                                  -----------
INDUSTRIAL BONDS -- 0.9%
    Time Warner
         6.875%, 05/01/12                                            400,000          435,935
                                                                                  -----------
TELECOMMUNICATIONS -- 1.6%
    Telecom Italia Capital 144A
         5.250%, 11/15/13                                            350,000          343,775
    Verizon New England, Ser C
         4.750%, 10/01/13                                            475,000          451,374
                                                                                  -----------
                                                                                      795,149
                                                                                  -----------
    Total Communications                                                            2,018,803
                                                                                  -----------
COMPUTERS & SERVICES -- 0.7%
    Sungard Data Systems
         3.750%, 01/15/09                                            350,000          340,344
                                                                                  -----------
       Total Computers & Services                                                     340,344
                                                                                  -----------
CONSUMER CYCLICAL -- 1.7%
AUTOMOBILES -- 0.5%
    Ford Motor
         7.450%, 07/16/31                                            250,000          237,812
                                                                                  -----------
CASINOS & GAMBLING -- 0.6%
    Harrah's Operating
         7.125%, 06/01/07                                            300,000          322,699
                                                                                  -----------
LEISURE TIME -- 0.6%
    Carnival
         3.750%, 11/15/07                                            175,000          173,810
    K2 144A
         7.375%, 07/01/14                                            100,000          101,875
                                                                                  -----------
                                                                                      275,685
                                                                                  -----------
    Total Consumer Cyclical                                                           836,196
                                                                                  -----------


                                       2

THE ADVISORS' INNER CIRCLE FUND                                             SIRACH BOND PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                   FACE
                                                                  AMOUNT           VALUE
                                                              --------------  ---------------
CONSUMER NON-CYLICAL -- 2.3%
BUILDING - MISCELLANEOUS -- 0.7%
    Centex
         5.125%, 10/01/13                                         $  350,000      $   335,045
                                                                                  -----------
HEALTH CARE SERVICES -- 0.6%
    Healthcare Realty Trust
         5.125%, 04/01/14                                            300,000          282,337
                                                                                  -----------
MEDICAL SERVICES -- 1.0%
    United Health Group
         4.750%, 02/10/14                                            525,000          508,968
                                                                                  -----------
    Total Consumer Non-Cyclical                                                     1,126,350
                                                                                  -----------
ELECTRICAL EQUIPMENT & COMPONENTS -- 0.2%
    Freescale Semiconductor 144A
         7.125%, 07/15/14                                            100,000          101,500
                                                                                  -----------
    Total Electrical Equipment & Components                                           101,500
                                                                                  -----------
ENERGY -- 3.7%
ENERGY EQUIPMENT -- 1.5%
    Kinder Morgan Energy Partners
         5.000%, 12/15/13                                            300,000          285,531
    XTO Energy
         4.900%, 02/01/14                                            500,000          479,470
                                                                                  -----------
                                                                                      765,001
                                                                                  -----------
OIL - INTEGRATED DOMESTIC -- 0.8%
    Norsk Hydro
         6.360%, 01/15/09                                            350,000          378,875
                                                                                  -----------
OIL - INTEGRATED INTERNATIONAL -- 0.9%
    National Fuel Gas MTN, Ser D
         6.820%, 08/01/04                                            455,000          455,000
                                                                                  -----------
SERVICES - COMMERCIAL -- 0.5%
    Waste Management
         5.000%, 03/15/14                                            275,000          265,616
                                                                                  -----------
    Total Energy                                                                    1,864,492
                                                                                  -----------
FINANCIAL INSTITUTIONS -- 7.2%
BANKS - OUTSIDE NEW YORK CITY -- 0.6%
    Doral Financial
         1.985%, 12/07/05                                            300,000          300,093
                                                                                  -----------


                                       3

THE ADVISORS' INNER CIRCLE FUND                                             SIRACH BOND PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                   FACE
                                                                  AMOUNT           VALUE
                                                              --------------  ---------------
FINANCE BONDS -- 5.9%
    CIT Group
         5.000%, 02/13/14                                         $  400,000      $   384,007
    Countrywide Home Loan MTN, Ser L
         4.000%, 03/22/11                                            375,000          353,628
    General Motor Acceptance
         5.625%, 05/15/09                                            250,000          250,619
    Goldman Sachs Capital
         6.345%, 02/15/34                                            350,000          335,338
    Household Finance
         6.375%, 10/15/11                                            275,000          296,406
         6.375%, 11/27/12                                            200,000          214,720
    International Lease Finance
         4.350%, 09/15/08                                            375,000          376,820
    Textron Financial
         7.125%, 12/09/04                                            700,000          712,077
                                                                                  -----------
                                                                                    2,923,615
                                                                                  -----------
INSURANCE - LIFE -- 0.7%
    Metlife
         5.000%, 11/24/13                                            375,000          367,415
                                                                                  -----------
    Total Financial Institutions                                                    3,591,123
                                                                                  -----------
GLASS PRODUCTS -- 0.2%
    Fisher Scientific International 144A
         6.750%, 08/15/14                                            100,000           99,875
                                                                                  -----------
    Total Glass Products                                                               99,875
                                                                                  -----------
LEASING & RENTING -- 0.3%
    United Rentals
         7.750%, 11/15/13                                            150,000          145,125
                                                                                  -----------
    Total Leasing & Renting                                                           145,125
                                                                                  -----------
MEDICAL SERVICES -- 0.2%
    Beverly Enterprises 144A
         7.875%, 06/15/14                                            100,000          100,500
                                                                                  -----------
    Total Medical Services                                                            100,500
                                                                                  -----------
PETROLEUM EXPLORATION -- 1.0%
    Exco Resources
         7.250%, 01/15/11                                            250,000          258,750
    Plains E&P 144A
         7.125%, 06/15/14                                            250,000          256,875
                                                                                  -----------
    Total Petroleum Exploration                                                       515,625
                                                                                  -----------


                                       4

THE ADVISORS' INNER CIRCLE FUND                                             SIRACH BOND PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                   FACE
                                                                  AMOUNT           VALUE
                                                              --------------  ---------------
TRANSPORTATION -- 0.8%
TRANSPORTATION MISCELLANEOUS -- 0.8%
    Fedex 144A
         2.650%, 04/01/07                                         $  400,000      $   390,130
                                                                                  -----------
    Total Transportation                                                              390,130
                                                                                  -----------
UTILITY -- 4.0%
DIVERSIFIED MANUFACTURING -- 0.8%
    General Electric
         5.000%, 02/01/13                                            400,000          399,281
                                                                                  -----------
ELECTRICAL & ELECTRONICS -- 1.1%
    Dominion Resources
         2.800%, 02/15/05                                            550,000          551,402
                                                                                  -----------
ELECTRICAL - MAJOR COMPANY -- 2.1%
    Pacific Gas & Electric
         4.800%, 03/01/14                                            500,000          481,177
    PSEG Power
         3.750%, 04/01/09                                            575,000          553,032
                                                                                  -----------
                                                                                    1,034,209
                                                                                  -----------
    Total Utility                                                                   1,984,892
                                                                                  -----------
    TOTAL CORPORATE BONDS
      (Cost $14,140,861)                                                           14,077,094
                                                                                  -----------


                                       5

THE ADVISORS' INNER CIRCLE FUND                                             SIRACH BOND PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 16.1%
-------------------------------------------------------------------------------------------------
                                                                   FACE
                                                                  AMOUNT           VALUE
                                                              --------------  ---------------
    ABFS Mortgage Loan Trust, Ser 2002-4, Cl A2
         4.398%, 12/15/33                                         $  494,783      $   499,018
    Chase Funding Mortgage Loan, Ser 2004-1, Cl 1A3
         2.983%, 04/25/26                                            600,000          588,609
    Comed Transitional Funding Trust, Ser 1998-1, Cl A5
         5.440%, 03/25/07                                            561,500          569,541
    Countrywide Home Loans, Ser 1997-4, Cl A
         8.000%, 08/25/27                                            367,881          367,410
    Federal Home Loan Mortgage, Ser 2461, Cl VD
         6.500%, 04/15/18                                            275,000          302,644
    Federal National Mortgage Association, Ser 2002-12, Cl PD
         6.000%, 10/25/14                                            697,440          701,784
    Federal National Mortgage Association, Ser 2003 W-18, Cl 1A1
         3.459%, 08/25/43                                            517,888          519,199
    Federal National Mortgage Association, Ser 2003-8, Cl OA
         4.500%, 02/25/16                                            395,952          400,724
    GMAC Mortgage Corporation Loan Trust, Ser 2003-AR2, Cl A5
         4.366%, 12/19/33                                            850,000          820,028
    Government National Mortgage Association, Ser 2000-14, Cl CD
         7.500%, 07/16/29                                            374,634          384,930
    Nissan Auto Receivables Owner Trust, Ser 2003-C, Cl A2
         1.620%, 04/17/06                                            600,000          599,484
    Oncor Electric, Ser 2003-1, Cl A3
         4.950%, 02/15/15                                            725,000          732,900
    Provident Bank Home Equity Loan Trust, Ser 1997-1, Cl A1
         7.180%, 04/25/13                                             55,020           54,852
    Wamu, Ser 2004-AR4, Cl A6
         3.813%, 06/25/34                                            812,000          790,134
    Washington Mutual, Ser 2003-AR7, Cl A5
         3.066%, 08/25/33                                            750,000          736,535
                                                                                  -----------
    TOTAL ASSET-BACKED SECURITIES
      (Cost $8,093,147)                                                             8,067,792
                                                                                  -----------
-------------------------------------------------------------------------------------------------
U.S. TREASURY/AGENCY OBLIGATIONS -- 13.3%
-------------------------------------------------------------------------------------------------
    Federal National Mortgage Association
         6.625%, 11/15/30                                            400,000          447,000
         3.425%, 02/17/09                                          1,425,000        1,423,190
    U.S. Treasury Bonds
         6.250%, 05/15/30                                          1,425,000        1,617,486
         5.250%, 11/15/28                                          1,750,000        1,738,503
    U.S. Treasury STRIPS
         0.000%, 05/15/12                                          2,000,000        1,417,560
                                                                                  -----------
    TOTAL U.S. TREASURY/AGENCY OBLIGATIONS
      (Cost $6,465,366)                                                             6,643,739
                                                                                  -----------


                                       6

THE ADVISORS' INNER CIRCLE FUND                                             SIRACH BOND PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
HIGH YIELD CORPORATES -- 5.3%
-------------------------------------------------------------------------------------------------
                                                                   FACE
                                                                  AMOUNT           VALUE
                                                              --------------  ---------------
AEROSPACE -- 0.5%
    L-3 Communications
         7.625%, 06/15/12                                         $  100,000      $   106,750
    Vought Aircraft Industries 144A
         8.000%, 07/15/11                                            150,000          147,000
                                                                                  -----------
                                                                                      253,750
                                                                                  -----------
AUTO TRUCK & PARTS -- 0.2%
    Dana
         10.125%, 03/15/10                                           100,000          114,000
                                                                                  -----------
CABLE TELEVISION SERVICES -- 0.4%
    Echostar DBS
         9.125%, 01/15/09                                             65,000           71,338
    Videotron
         6.875%, 01/15/14                                            100,000           97,000
                                                                                  -----------
                                                                                      168,338
                                                                                  -----------
CASINOS & GAMBLING -- 0.5%
    Mandalay Resort Group
         6.375%, 12/15/11                                            100,000          102,000
    MGM Mirage
         6.000%, 10/01/09                                            150,000          148,875
                                                                                  -----------
                                                                                      250,875
                                                                                  -----------
CHEMICALS -- 0.2%
    United Industries, Ser D
         9.875%, 04/01/09                                            100,000          104,250
                                                                                  -----------
COAL -- 0.2%
    Peabody Energy, Ser B
         6.875%, 03/15/13                                            100,000          103,000
                                                                                  -----------
ENTERTAINMENT -- 0.5%
    Royal Caribbean Cruises
         8.000%, 05/15/10                                            150,000          162,750
    Speedway Motorsports
         6.750%, 06/01/13                                            100,000          100,750
                                                                                  -----------
                                                                                      263,500
                                                                                  -----------
HEALTH CARE MANAGMENT SERVICES -- 0.2%
    Fisher Scientific International
         8.125%, 05/01/12                                             87,000           95,156
                                                                                  -----------
HOME FURNISHINGS -- 0.2%
    Rent-A-Center, Ser B
         7.500%, 05/01/10                                            100,000          104,000
                                                                                  -----------


                                       7

THE ADVISORS' INNER CIRCLE FUND                                             SIRACH BOND PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
HIGH YIELD CORPORATES -- (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                    FACE
                                                                   AMOUNT          VALUE
                                                              --------------  ---------------
MACHINERY - INDUSTRIAL/SPECIALTY -- 0.3%
    Westinghouse Air Brake
         6.875%, 07/31/13                                         $  150,000      $   151,125
                                                                                  -----------
METAL & MINERALS MISCELLANEOUS -- 0.2%
    Ball
         6.875%, 12/15/12                                            100,000          102,125
                                                                                  -----------
PUBLISHING - MISCELLANEOUS -- 0.2%
    CBD Media/CBD Finance
         8.625%, 06/01/11                                            100,000          106,750
                                                                                  -----------
RETAIL -- 0.2%
    General Nutrition 144A
         8.500%, 12/01/10                                            100,000          101,250
                                                                                  -----------
SERVICES - COMMERCIAL -- 0.7%
    Allied Waste North America, Ser B
         8.875%, 04/01/08                                            100,000          109,000
    Corrections Corporation of America
         7.500%, 05/01/11                                            100,000          103,125
    Iron Mountain
         7.750%, 01/15/15                                            100,000          102,250
                                                                                  -----------
                                                                                      314,375
                                                                                  -----------
TELECOMMUNICATIONS -- 0.5%
    Nextel Communications
         7.375%, 08/01/15                                            250,000          262,500
                                                                                  -----------
UTILITY BONDS -- 0.3%
    NRG Energy 144A
         8.000%, 12/15/13                                            150,000          153,375
                                                                                  -----------
    TOTAL HIGH YIELD CORPORATES
      (Cost $2,613,868)                                                             2,648,369
                                                                                  -----------
-------------------------------------------------------------------------------------------------
CASH EQUIVALENT -- 2.4%
-------------------------------------------------------------------------------------------------
                                                                  SHARES
                                                              --------------
     HighMark Diversified Money Market Fund                        1,182,207        1,182,207
                                                                                  -----------
    TOTAL CASH EQUIVALENT
      (Cost $1,182,207)                                                             1,182,207
                                                                                  -----------
    TOTAL INVESTMENTS -- 99.6%
      (Cost $49,738,680)                                                           49,784,523
                                                                                  -----------
    TOTAL OTHER ASSETS AND LIABILITIES, NET -- 0.4%                                   222,988
                                                                                  -----------
    TOTAL NET ASSETS -- 100.0%                                                    $50,007,511
                                                                                  ===========


                                       8

THE ADVISORS' INNER CIRCLE FUND                                             SIRACH BOND PORTFOLIO
                                                                        JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------

    CL  CLASS
   MTN  MEDIUM TERM NOTE
   SER  SERIES
STRIPS  SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES
        SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES
        ACT OF 1933.
  144A  THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
        REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONS.

        At July 31, 2004, the tax basis cost of the Portfolio's investments was $49,738,680, and the unrealized appreciation and depreciation were $704,759 and ($658,916), respectively.

        For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

                                                                 SIR-QH-001-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The Advisors' Inner Circle Fund


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------------------
                                      James F. Volk, President

Date 09/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------------------
                                      James F. Volk, President

Date 09/20/04


By (Signature and Title)*             /s/ Jennifer E. Spratley
                                      --------------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 09/20/04
* Print the name and title of each signing officer under his or her signature.